Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ₱ in Millions			12 Months Ended
	Sep. 30, 2024	May 30, 2016	Dec. 31, 2024 PHP (₱) Director Seat	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 PHP (₱)
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Period due after which default occurs of trade receivables and all other financial assets subject to impairment			90 days
Period due after which default occurs of trade receivables from Corporate subscribers			120 days
Period due after which there is significant increase in credit risk in asset			30 days
Period before which there is low credit risk in financial asset			30 days
Comprehensive income from continuing operations			₱ 7,315	₱ 6,898	₱ 5,661
Comprehensive income from discontinued operations			0	19	55
Lease liabilities			₱ 54,038	47,546	42,435
Number of retained board seats. | Seat			4
Equity interest acquired		50.00%
Provision (benefit) from deferred income taxes			₱ 3,938	1,648	(4,175)
Depreciation and amortization from continuing operations			(41,224)	(51,543)	(92,970)
Depreciation and amortization from discontinued operations			0	(2)	(28)
Carrying values of property and equipment, net of accumulated depreciation and amortization			318,069	287,103	292,745
Amortization of intangible assets (Notes 5 and 14)			240	221	228
Consolidated unrecognized deferred income tax assets			803	817
Deferred income tax assets – net (Note 7)			14,643	18,172	17,636
Provision for expected credit losses for trade and other receivables continuing operations			3,875	4,119	5,126
Provision for expected credit losses for trade and other receivables discontinued operations			0	4	30
Impairment losses for contract assets			181	224	227
Trade and other receivables, net of allowance for expected credit losses			31,612	26,086
Contract assets, net of allowance for expected credit losses			1,886	1,918
Pension and other employee benefits (Note 25)			3,548	5,661
Total provision for asset retirement obligations			1,752	1,164	1,514
Total fair values of noncurrent financial assets			3,066	3,571
Total fair values of noncurrent financial liabilities			247,962	233,845
Metro Pacific Investments Corporation [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of equity interest	27.50%
Meralco [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of equity interest	27.50%
Transformation Incentive Plan [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets			1,136	839	1,272
Accrued incentive payable			3,406	2,183
Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Prepaid benefit costs			975	917
Accrued Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Pension and other employee benefits (Note 25)			3,548	3,541
Defined Benefit Pension Plans [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Net pension benefit costs continuing operations			1,441	1,426	1,743
Net pension benefit costs discontinued operations			0	0	₱ 6
Intangible Assets with Finite Life [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Carrying values of property and equipment, net of accumulated depreciation and amortization			₱ 1,303	₱ 1,174
Brightshare Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired		50.00%
Percentage of right on net assets		50.00%
PLDT Communications and Energy Ventures, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of ownership			47.60%	47.60%
Number of directors | Director			9
Number of board seats | Seat			9
Kayana [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of investment in associates	45.00%
Bottom of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of NCI for partly-owned subsidiaries of parent			5.00%	5.00%
Estimated useful lives of subscriber contract costs			6 years
Top of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Non-cancellable lease period			30 years
Estimated useful lives of subscriber contract costs			7 years